Goodwill and Intangibles (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangibles Assets
Summary of Intangible Assets and Goodwill
	September 30, 2022	December 31, 2021
Total goodwill	$-	$44,051,645

Intangible assets gross carrying amounts
License	83,410,737	112,161,292
Brand	69,751,919	116,700,360
Customer relations	2,920,000	2,920,000
	156,082,656	231,781,652

Intangible assets accumulated amortization
License	(26,357,126)	(13,620,757)
Brand	(10,265,773)	(5,264,606)
Customer relations	(551,757)	(308,424)
	(37,174,656)	(19,193,787)

Intangible assets, net	$118,908,000	$212,587,865

	Goodwill	License	Cultivation Network	Brand	Customer Relationship	Total
Gross carrying amount
Balance, December 31, 2020	$—	$—	$—	$—	$—	$—
Acquired in the Qualifying Transaction (Note 3)	616,979,694	137,460,000	5,020,000	109,140,000	2,920,000	871,519,694
Acquired in a business combination (Note 11)	45,666,784	21,387,210	—	12,040,360	—	79,094,354
Impairment (Note 16)	(615,589,438)	(33,486,917)	(3,515,000)	—	—	(652,591,355)
Transferred to assets held for sale (Note 16)	—	(400,000)	—	—		(400,000)
Disposals	(3,005,395)	(250,000)	—	(4,480,000)	—	(7,735,395)

Balance, December 31, 2021	$44,051,645	$124,710,293	$1,505,000	$116,700,360	$2,920,000	$289,887,298

Amortization
Balance, December 31, 2020	$—	$—	$—	$—	$—	$—
Additions	—	17,604,713	547,594	5,264,606	308,424	23,725,337
Impairment (Note 16)	—	(32,569)	—			(32,569)

Balance, December 31, 2021	$—	$17,572,144	$547,594	$5,264,606	$308,424	$23,692,768

Carrying amount December 31, 2020	$—	$—	$—	$—	$—	$—

Carrying amount December 31, 2021	$44,051,645	$107,138,149	$957,406	$111,435,754	$2,611,576	$266,194,530

Summary of Estimated Future Annual Amortization Expense Related to Intangible Assets
Estimated Amortization

Remainder of 2022	$2,070,460
2023	8,253,599
2024	7,896,572
2025	7,801,531
2026	7,801,531
Thereafter	85,084,307
$118,908,000

Estimated Amortization
2022	$23,001,409
2023	15,663,355
2024	15,450,848
2025	15,344,561
2026	14,894,456
Thereafter	137,788,256
$222,142,885

Schedule of Fair Value of Long Lived Assets Measurement Inputs
Asset	Discount Rate	Forecasted Sales Growth Rate	Terminal Value Growth Rate
Licenses	15.5% - 20.5%	Average of -4% to 24%	3%
Cultivation Network	20.5%	Average of -42% to 6%	3%

Summary of Allocation of Goodwill to Reporting Units
Direct-to-consumer (“DTC”)	$470,577,972
Wholesale – Branded products	$92,783,625
Wholesale – Non-branded products	$46,672,404

Schedule of Fair Value of Goodwill Measurement Inputs
Reporting unit	Discount Rate	Forecasted Sales Growth Rate	Terminal Value Growth Rate
DTC	13.5%	Averageof24%	3%
Wholesale- Branded products	13.5%	Averageof17%	3%
Wholesale- Non-branded products	18.5%	Average-4%	3%